Debt (Other Debt) (Details) (USD $)					12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2013 Other Debt Instruments [Member] item	Dec. 31, 2013 Other Debt Instruments [Member] Minimum [Member]	Dec. 31, 2013 Other Debt Instruments [Member] Maximum [Member]	Dec. 31, 2013 Secured Debt [Member] Other Debt Instruments [Member]	Dec. 31, 2012 Secured Debt [Member] Other Debt Instruments [Member]	Dec. 31, 2013 Secured Aircraft Financings [Member] Other Debt Instruments [Member]	Dec. 31, 2012 Secured Aircraft Financings [Member] Other Debt Instruments [Member]	Dec. 31, 2013 Japanese Operating Lease [Member] Other Debt Instruments [Member]	Dec. 31, 2012 Japanese Operating Lease [Member] Other Debt Instruments [Member]	Dec. 31, 2013 Unsecured Debt [Member] Other Debt Instruments [Member]	Dec. 31, 2012 Unsecured Debt [Member] Other Debt Instruments [Member]	Dec. 31, 2013 Aircraft Lease Securitization Coupon Liability [Member] Other Debt Instruments [Member]	Dec. 31, 2012 Aircraft Lease Securitization Coupon Liability [Member] Other Debt Instruments [Member]	Dec. 31, 2013 Subordinated Debt Facilities [Member] Other Debt Instruments [Member]	Dec. 31, 2012 Subordinated Debt Facilities [Member] Other Debt Instruments [Member]	Dec. 31, 2013 Other Financings [Member] Other Debt Instruments [Member]	Dec. 31, 2012 Other Financings [Member] Other Debt Instruments [Member]
Debt Instrument [Line Items]
Long-term Debt	$ 6,236,892,000	[1]	$ 5,803,499,000	[1]				$ 1,390,521,000	$ 1,179,169,000	$ 1,327,987,000	$ 1,110,202,000	$ 62,534,000	$ 68,967,000	$ 123,104,000	$ 229,213,000	$ 71,131,000	$ 96,070,000	$ 30,000,000	$ 72,000,000	$ 21,973,000	$ 61,143,000
Debt, floating interest rate						0.24%	6.00%
Debt, fixed interest rate						2.80%	7.28%
Number of engines					7
Debt Instrument, Collateral Amount					$ 2,000,000,000
Debt Instrument, Aircraft Collateral Number					58

[1]	As of December 31, 2013, we remain in compliance with the respective financial covenants across the Company’s various debt obligations.